Common Stock - Graphite Bio, Inc. (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Reserved Common Stock for Future Issuances
As of December 31, 2023 and 2022, the Company reserved common stock for future issuances as follows:

	December 31, 2023	December 31, 2022
Outstanding stock option awards	5,376,373	7,755,303
Shares available for future stock option grants	10,798,817	5,382,907
ESPP shares available for future grants	1,253,729	754,951
Total shares reserved for future issuance	17,428,919	13,893,161